MATERIAL ACCOUNTING POLICIES - Lease ROU Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Land, buildings and other | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful lives	3 years
Land, buildings and other | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful lives	33 years
Network | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful lives	3 years
Network | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful lives	30 years